UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2017

Date of reporting period:	April 30, 2017

Item 1. Schedule of Investments:

Putnam AMT-Free Municipal Fund

The fund's portfolio
4/30/17 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FCS — Farm Credit System
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (99.2%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (0.6%)

Lower AL Gas Dist. Rev. Bonds (Gas Project), Ser. A, 5.00%, 9/1/46	A3	$750,000	$902,265

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 6.25%, 11/1/33	BBB	1,500,000	1,659,390

			2,561,655
Arizona (3.0%)

El Mirage G.O. Bonds, AGM, 5.00%, 7/1/42	AA	750,000	838,305

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5.125%, 5/15/40	A	2,125,000	2,311,618

Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds (Royal Oaks Life Care Cmnty.)
4.00%, 5/15/31	A/F	1,000,000	1,028,270
4.00%, 5/15/29	A/F	1,000,000	1,058,290

Queen Creek, Excise Tax & State Shared Rev. Rev. Bonds, 5.00%, 8/1/32	AA	1,000,000	1,168,290

Salt Verde, Fin. Corp. Gas Rev. Bonds, 5.50%, 12/1/29	Baa1	1,000,000	1,229,590

Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds (Scottsdale Hlth. Care), Ser. C, AGM, 5.00%, 9/1/35	AA	2,000,000	2,192,860

U. Med. Ctr. Corp. Hosp. Rev. Bonds, U.S. Govt. Coll., 6.50%, 7/1/39 (Prerefunded 7/1/19)	AAA/P	1,750,000	1,950,445

			11,777,668
California (13.7%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmntys.), 6.125%, 7/1/41	BBB+/F	500,000	548,965

Bay Area Toll Auth. of CA Rev. Bonds (Toll Bridge), Ser. S-4, 5.00%, 4/1/33	AA-	800,000	922,072

CA Hlth. Fac. Fin. Auth. Rev. Bonds (Adventist Hlth. Syst.-West), Ser. A, 5.75%, 9/1/39 (Prerefunded 9/1/19)	A	1,000,000	1,109,010

CA Muni. Fin. Auth. Rev. Bonds
(U. of La Verne), Ser. A, 6.25%, 6/1/40 (Prerefunded 6/1/20)	A3	1,000,000	1,153,780
(Biola U.), 5.00%, 10/1/38	Baa1	1,200,000	1,301,100

CA Muni. Fin. Auth. Sr. Living Rev. Bonds (Pilgrim Place Claremont), Ser. A, 5.875%, 5/15/29 (Prerefunded 5/15/19)	AA-	1,500,000	1,646,820

CA State G.O. Bonds
6.50%, 4/1/33	Aa3	1,500,000	1,655,760
5.00%, 11/1/43	Aa3	1,000,000	1,135,530
5.00%, 2/1/38	Aa3	3,000,000	3,371,550

CA State Infrastructure & Econ. Dev. Bank Rev. Bonds (J. David Gladstone Inst.), Ser. A, 5.00%, 10/1/31	A-	1,000,000	1,122,900

CA State Pub. Wks. Board Rev. Bonds
(Riverside Campus), Ser. B, 6.00%, 4/1/25	A1	3,000,000	3,267,030
Ser. G-1, 5.25%, 10/1/23 (Prerefunded 10/1/19)	A1	3,000,000	3,294,660

CA State U. Rev. Bonds (Systemwide), Ser. A, 5.00%, 11/1/37	Aa2	2,500,000	2,905,550

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Sr. Living - Presbyterian Homes), 6.625%, 11/15/24	BBB-	2,000,000	2,200,240
(Sutter Hlth.), Ser. B, 5.25%, 11/15/48	Aa3	1,550,000	1,607,908
AGM, 5.00%, 11/15/44	AA	500,000	562,670

Chula Vista, Muni. Fin. Auth. Special Tax Bonds, 5.50%, 9/1/30	BBB+	775,000	896,024

Foothill-De Anza, Cmnty. College Dist. COP
5.00%, 4/1/36	AA+	200,000	228,110
5.00%, 4/1/35	AA+	250,000	286,035
5.00%, 4/1/33	AA+	300,000	345,840

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-1, 5.00%, 6/1/28	BBB	500,000	588,305
Ser. A, AMBAC, zero %, 6/1/24	A1	5,000,000	4,196,650

Los Angeles, Dept. of Arpt. Rev. Bonds (Los Angeles Intl. Arpt.), Ser. A, 5.00%, 5/15/40	AA	1,000,000	1,101,210

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6.50%, 11/1/39	BBB+	750,000	1,047,300

Merced, City School Dist. G.O. Bonds (Election of 2003), NATL
zero %, 8/1/25	AA-	1,190,000	957,831
zero %, 8/1/24	AA-	1,125,000	943,054
zero %, 8/1/23	AA-	1,065,000	924,984
zero %, 8/1/22	AA-	1,010,000	905,657

Northern CA Pwr. Agcy. Rev. Bonds (Hydroelec. Project No. 1), Ser. A, 5.00%, 7/1/31	A+	500,000	568,460

Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds (Election of 2006), Ser. A, 6.50%, 8/1/24 (Prerefunded 8/1/19)	Aa3	2,500,000	2,802,575

Orange Cnty., Trans. Auth Toll Road Rev. Bonds (91 Express Lanes), 5.00%, 8/15/30	AA-	530,000	611,244

Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL, zero %, 12/1/21	AA-	5,500,000	5,016,541

Sacramento, Regl. Trans. Dist. Rev. Bonds (Farebox), 5.00%, 3/1/27	A3	315,000	348,056

San Francisco, City & Cnty. Arpt. Comm. Rev. Bonds (Intl. Arpt.), Ser. F, 5.00%, 5/1/40	A1	1,250,000	1,363,800

San Francisco, City & Cnty., Redev. Agcy. Cmnty. Successor Tax Alloc. Bonds (Mission Bay South Redev.), Ser. A, 5.00%, 8/1/43	A-	350,000	385,672

Santa Ana, Fin. Auth. Lease Rev. Bonds (Police Admin. & Holding), NATL, 6.25%, 7/1/17	AA-	1,840,000	1,855,419

Tuolumne Wind Project Auth. Rev. Bonds (Tuolumne Co.), Ser. A, 5.25%, 1/1/24 (Prerefunded 1/1/19)	AA-	1,000,000	1,070,520

Yucaipa Special Tax Bonds (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5.375%, 9/1/30	BBB+	375,000	411,998

			54,660,830
Colorado (2.1%)

CO State Hlth. Fac. Auth. Rev. Bonds
(Valley View Assn.), 5.25%, 5/15/42	A-	2,000,000	2,002,920
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), Ser. A, 5.00%, 6/1/40	Baa1	1,000,000	1,042,460

Denver City & Cnty., Arpt. Rev. Bonds
(Sub. Syst.), Ser. B, 5.25%, 11/15/32	A2	1,500,000	1,768,980
Ser. B, 5.00%, 11/15/37	A1	500,000	562,840

E-470 CO Pub. Hwy. Auth. FRN Mandatory Put Bonds (9/1/21) (Sr. Libor Index), Ser. B, 1.715%, 9/1/39	A3	1,000,000	1,004,730

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	AA-	3,525,000	1,780,689

			8,162,619
Connecticut (0.4%)

CT State Hlth. & Edl. Fac. Auth. Rev. Bonds (Masonicare Issue), Ser. F
5.00%, 7/1/34	BBB+/F	1,250,000	1,292,625
5.00%, 7/1/33	BBB+/F	250,000	259,285

			1,551,910
Delaware (0.6%)

DE State Hlth. Fac. Auth. VRDN (Christiana Care), Ser. A, 0.87%, 10/1/38	VMIG1	2,500,000	2,500,000

			2,500,000
District of Columbia (1.5%)

DC, Wtr. & Swr. Auth. Pub. Util. Rev. Bonds
(Green Bond), Ser. A, 5.00%, 10/1/45	AA+	2,500,000	2,829,475
Ser. B, 5.00%, 10/1/37	AA+	1,010,000	1,153,511

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds (Dulles Metrorail), 5.00%, 10/1/53	Baa1	2,000,000	2,105,620

			6,088,606
Florida (4.3%)

Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds (Health First, Inc.), U.S. Govt. Coll., 7.00%, 4/1/39 (Prerefunded 4/1/19)	A2	1,250,000	1,389,325

Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. O, 5.375%, 10/1/29	A1	1,000,000	1,085,700

Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A-1, 4.25%, 5/1/34	A-	360,000	366,869

Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	1,375,000	1,495,134

Lakeland, Hosp. Syst. Rev. Bonds (Lakeland Regl. Hlth. Syst.), 5.00%, 11/15/30	A2	1,500,000	1,694,010

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. A
5.00%, 7/1/40	A2	1,000,000	1,088,860
5.00%, 7/1/28	A2	500,000	590,985

Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,000,000	1,074,000

Orlando Cmnty. Redev. Agcy. Tax Alloc. Bonds (Republic Drive/Universal), 5.00%, 4/1/23	A-/F	1,630,000	1,800,531

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds
(Acts Retirement-Life Cmnty.), 5.50%, 11/15/33 (Prerefunded 11/15/20)	A-/F	3,000,000	3,422,580
(Acts Retirement-Life Cmnty., Inc.), 5.00%, 11/15/32	A-/F	2,000,000	2,197,120

South Lake Hosp. Dist. Rev. Bonds (South Lake Hosp.), Ser. A, 6.00%, 4/1/29	Baa1	660,000	703,725

Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	240,000	258,360

			17,167,199
Georgia (2.9%)

Atlanta, Tax Allocation Bonds (Beltline), Ser. B, 5.00%, 1/1/31	A2	675,000	771,640

Atlanta, Arpt. Passenger Fac. Charge Rev. Bonds
5.00%, 1/1/34	Aa3	200,000	226,172
5.00%, 1/1/32	Aa3	1,000,000	1,143,910

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, 5.00%, 11/1/40	Aa2	3,000,000	3,412,260

Fulton Cnty., Dev. Auth. Rev. Bonds (GA Tech Athletic Assn.), Ser. A, 5.00%, 10/1/42	A2	900,000	1,017,090

Gainesville & Hall Cnty., Hosp. Auth. Rev. Bonds (Northeast GA Hlth. Syst., Inc.), Ser. A, 5.00%, 2/15/37	A	3,000,000	3,320,130

Muni. Election Auth. of GA Rev. Bonds (Plant Voltage Units 3 & 4), Ser. A, 5.50%, 7/1/60	A+	1,500,000	1,665,195

			11,556,397
Guam (0.3%)

Territory of GU, Rev. Bonds, Ser. A, 5.375%, 12/1/24 (Prerefunded 12/1/19)	BBB+	1,000,000	1,105,650

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, AGM, 5.00%, 10/1/30	AA	200,000	222,476

			1,328,126
Hawaii (0.1%)

HI State Dept. Budget & Fin. Rev. Bonds (Kahala Nui), 5.25%, 11/15/37	BBB+/F	250,000	266,265

			266,265
Illinois (9.1%)

Chicago, G.O. Bonds
Ser. A, 6.00%, 1/1/38	BBB+	1,600,000	1,675,072
Ser. B-2, 5.50%, 1/1/37	BBB+	2,000,000	2,004,800
Ser. A, 5.25%, 1/1/33	BBB+	700,000	691,124

Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/35	B	750,000	628,358
(School Reform), Ser. B-1, NATL, zero %, 12/1/21	AA-	1,000,000	858,920
(School Reform), Ser. A, NATL, zero %, 12/1/17	AA-	610,000	601,167

Chicago, Motor Fuel Tax Rev. Bonds, AGM, 5.00%, 1/1/31	AA	500,000	537,430

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5.75%, 1/1/39	A2	700,000	789,558
Ser. D, 5.25%, 1/1/33	A2	1,000,000	1,130,200
Ser. F, 5.00%, 1/1/40	A2	1,045,000	1,110,710

Chicago, Sales Tax Rev. Bonds, 5.00%, 1/1/32	AA	1,000,000	1,060,630

Chicago, Waste Wtr. Transmission Rev. Bonds
5.00%, 1/1/44	A	500,000	528,360
(2nd Lien), 5.00%, 1/1/39	A	565,000	598,742
Ser. C, 5.00%, 1/1/33	A	405,000	435,626

Chicago, Waste Wtr. Transmission Rev. Bonds , Ser. C
5.00%, 1/1/39	A	750,000	796,995
5.00%, 1/1/34	A	400,000	428,876

Chicago, Wtr. Wks Rev. Bonds, 5.00%, 11/1/39	A	675,000	722,851

IL Fin. Auth. Rev. Bonds
(Rush U. Med. Ctr.), Ser. B, U.S. Govt. Coll., NATL, 5.75%, 11/1/28 (Prerefunded 11/1/18)	Aaa	1,500,000	1,605,885
(Elmhurst Memorial), Ser. A, 5.625%, 1/1/37 (Prerefunded 1/1/18)	A	1,000,000	1,031,200
(American Wtr. Cap. Corp.), 5.25%, 10/1/39	A	1,575,000	1,656,034

IL State G.O. Bonds
5.25%, 2/1/30	Baa2	500,000	516,285
5.00%, 11/1/34	Baa2	400,000	401,500
5.00%, 3/1/34	Baa2	1,000,000	1,002,060
5.00%, 2/1/29	Baa2	1,400,000	1,451,282
5.00%, 2/1/28	Baa2	150,000	156,335
5.00%, 8/1/21	Baa2	1,000,000	1,057,420

IL State Fin. Auth. Rev. Bonds
(Art Institute of Chicago (The)), 5.00%, 3/1/30	AA-	1,500,000	1,718,565
(Riverside Hlth.Syst.), 4.00%, 11/15/32	A+	400,000	404,428

IL State Toll Hwy. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/32	Aa3	2,000,000	2,285,000

Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds (McCormick), Ser. A, NATL, zero %, 12/15/22	AA-	5,500,000	4,637,545

Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, Ser. A, 5.00%, 12/1/31	AA+	1,000,000	1,147,450

Regl. Trans. Auth. Rev. Bonds, Ser. A, AMBAC, 8.00%, 6/1/17	Aa3	2,600,000	2,614,508

			36,284,916
Indiana (0.7%)

IN Muni. Pwr. Agcy. Supply Syst. Rev. Bonds, Ser. B, 5.75%, 1/1/29 (Prerefunded 1/1/19)	A1	1,000,000	1,077,870

IN State Fin. Auth. Rev. Bonds (BHI Sr. Living), 5.75%, 11/15/41	BBB+/F	1,000,000	1,088,300

IN State Fin. Auth. Econ. Dev. Mandatory Put Bonds (6/1/17) (Republic Svcs., Inc.), Ser. B, 1.05%, 5/1/28	A-2	700,000	699,972

			2,866,142
Kansas (0.4%)

KS State Dev. Fin. Auth. Rev. Bonds (Lifespace Cmnty's. Inc.), Ser. S, 5.00%, 5/15/30	A/F	1,455,000	1,526,251

			1,526,251
Kentucky (1.9%)

KY Pub. Trans. Infrastructure Auth. Rev. Bonds (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa3	500,000	559,305

KY State Property & Bldg. Comm. Rev. Bonds (Project No. 84), NATL, 5.00%, 8/1/20	Aa3	1,650,000	1,831,616

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds (Norton Healthcare, Inc. ), Ser. A, 5.00%, 10/1/32	A-	2,750,000	3,073,565

Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr. Co.)
Ser. A, 6.25%, 6/1/39	A	800,000	865,096
Ser. B, 5.625%, 9/1/39	A	1,000,000	1,063,890

			7,393,472
Louisiana (0.2%)

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5.00%, 5/15/23	A	800,000	912,320

			912,320
Maryland (0.7%)

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(U. of MD Med. Syst.), AMBAC, 5.25%, 7/1/28 (Prerefunded 7/1/18)	A2	2,000,000	2,099,040
(Meritus Med. Ctr.), 5.00%, 7/1/40	BBB	500,000	537,740

			2,636,780
Massachusetts (7.8%)

MA State G.O. Bonds
Ser. J, 5.00%, 12/1/37	Aa1	4,000,000	4,629,120
Ser. E, 4.00%, 4/1/46	Aa1	4,275,000	4,373,966

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B, 5.00%, 1/1/37	A+	1,000,000	1,075,720

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 6.80%, 4/15/22 (Prerefunded 10/15/19)	BBB	700,000	794,178
(Suffolk U.), Ser. A, 6.25%, 7/1/30	Baa2	725,000	778,172
(Suffolk U.), Ser. A, U.S. Govt. Coll., 6.25%, 7/1/30 (Prerefunded 7/1/19)		1,275,000	1,414,243
(Harvard U.), Ser. A, U.S. Govt. Coll., 5.50%, 11/15/36 (Prerefunded 11/15/18)	Aaa	1,370,000	1,465,092
(Harvard U.), Ser. A, U.S. Govt. Coll., 5.50%, 11/15/36 (Prerefunded 11/15/18)	AAA/P	445,000	475,887
(Emerson College), Ser. A, 5.50%, 1/1/30	BBB+	2,000,000	2,147,580
(Suffolk U.), 5.125%, 7/1/40	Baa2	500,000	525,330
(Dana-Farber Cancer Inst.), Ser. N, 5.00%, 12/1/41	A1	1,100,000	1,223,794
(Caregroup), Ser. I, 5.00%, 7/1/36	A3	300,000	335,994
(Suffolk U.), 5.00%, 7/1/36	Baa2	400,000	440,128
(Suffolk U.), 5.00%, 7/1/35	Baa2	875,000	965,108

MA State Dev. Fin. Agcy. Solid Waste Disp. FRB (Dominion Energy Brayton Point), Ser. 1, U.S. Govt. Coll., 5.75%, 12/1/42 (Prerefunded 5/1/19)	Baa2	1,000,000	1,091,480

MA State Edl. Fin. Auth. Rev. Bonds, Ser. A, 5.50%, 1/1/22	AA	1,000,000	1,091,320

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds (Northeastern U.), Ser. A, 5.00%, 10/1/35	A2	1,650,000	1,812,971

MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 162, FNMA Coll., FHLMC Coll., 2.75%, 12/1/41	Aa1	450,000	453,627

MA State School Bldg. Auth. Sales Tax Rev. Bonds, Ser. C, 5.00%, 8/15/37	AA+	5,000,000	5,712,650

			30,806,360
Michigan (5.1%)

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B
AGM, 6.25%, 7/1/36	AA	5,000	5,485
AGM, U.S. Govt. Coll., 6.25%, 7/1/36 (Prerefunded 7/1/19)	AA	1,570,000	1,741,460

Great Lakes, Wtr. Auth. Swr. Rev. Bonds (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	Baa1	2,500,000	2,742,300

Karegnondi, Wtr. Auth. Rev. Bonds (Wtr. Supply Syst.), Ser. A, 5.25%, 11/1/27	A2	1,000,000	1,144,560

Kentwood, Economic Dev. Rev. Bonds (Holland Home Oblig. Group), 5.00%, 11/15/37	BBB-/F	1,000,000	1,033,700

MI State Fin. Auth. Rev. Bonds
(Beaumont Hlth. Credit Group), Ser. A, 5.00%, 11/1/44	A1	1,000,000	1,092,490
(Henry Ford Hlth Syst.), 5.00%, 11/15/41	A	600,000	660,150
Ser. H-1, 5.00%, 10/1/39	AA-	525,000	581,054
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/35	Baa1	400,000	434,268
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5.00%, 7/1/34	Baa1	200,000	217,868
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	A3	140,000	154,687
(Detroit), Ser. C-3, 5.00%, 4/1/28	A2	700,000	802,900

MI State Hosp. Fin. Auth. Rev. Bonds, Ser. A, 6.125%, 6/1/39 (Prerefunded 6/1/19)	AA+	1,000,000	1,103,810

MI State Strategic Fund Ltd. Oblig. Rev. Bonds (Detroit Edison Co.), AMBAC, 7.00%, 5/1/21	Aa3	4,000,000	4,789,680

Midland Cnty., Bldg. Auth. Rev. Bonds, AGM, 5.00%, 10/1/25 (Prerefunded 10/1/18)	Aa2	1,000,000	1,056,340

Northern Michigan U. Rev. Bonds, Ser. A, AGM, 5.00%, 12/1/27	AA	1,775,000	1,838,634

Western MI U. Rev. Bonds, AGM, 5.00%, 11/15/28 (Prerefunded 5/15/18)	AA	1,000,000	1,041,230

			20,440,616
Minnesota (0.5%)

Minneapolis, Rev. Bonds (National Marrow Donor Program), U.S. Govt. Coll., 4.875%, 8/1/25 (Prerefunded 8/1/18)	AAA/P	1,350,000	1,414,341

MN State Higher Ed. Fac. Auth. Rev. Bonds (Carleton College)
4.00%, 3/1/37(FWC)	Aa2	130,000	136,322
4.00%, 3/1/36(FWC)	Aa2	400,000	420,812

			1,971,475
Mississippi (0.5%)

MS Bus. Fin. Corp. Gulf Opportunity Zone Rev. Bonds, Ser. A, 5.00%, 5/1/37	A2	1,750,000	1,849,330

			1,849,330
Missouri (0.8%)

Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5.75%, 6/1/39 (Prerefunded 6/1/19)	A+	1,150,000	1,260,538

MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (WA U. (The)), Ser. A, 5.375%, 3/15/39 (Prerefunded 3/15/18)	Aaa	2,000,000	2,077,060

			3,337,598
Nebraska (0.9%)

Central Plains, Energy Rev. Bonds (NE Gas No. 3), 5.00%, 9/1/32	A3	1,000,000	1,082,900

NE State Pub. Pwr. Dist. Rev. Bonds, Ser. C, 5.00%, 1/1/35	A1	2,245,000	2,539,409

			3,622,309
Nevada (1.4%)

Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, 5.00%, 7/1/33	Aa3	525,000	591,833

Clark Cnty., Impt. Dist. Special Assmt. Bonds (Mountains Edge Local No. 142), 5.00%, 8/1/20	BBB	445,000	472,866

Reno, Sales Tax VRDN (Reno Trans. Rail Access Corridor (ReTRAC)), 1.01%, 6/1/42	VMIG1	4,650,000	4,650,000

			5,714,699
New Hampshire (0.5%)

NH State Hlth. & Ed. Fac. Auth. Rev. Bonds (Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	2,000,000	2,178,420

			2,178,420
New Jersey (2.6%)

Bayonne, G.O. Bonds (Qualified Gen. Impt.), BAM, 5.00%, 7/1/39	AA	700,000	777,602

NJ State Econ. Dev. Auth. Rev. Bonds
Ser. AAA, 5.00%, 6/15/36	Baa1	350,000	349,979
Ser. B, 5.00%, 11/1/26	Baa1	3,000,000	3,155,100

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan), Ser. A, 5.625%, 6/1/30	AA	1,000,000	1,072,130

NJ State Tpk. Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/33	A+	1,350,000	1,526,499

NJ State Trans. Trust Fund Auth. Rev. Bonds
(Trans. Syst.), Ser. B, 5.25%, 6/15/36	Baa1	1,000,000	1,033,920
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/30	A+	800,000	846,160
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/28	A+	750,000	804,420
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/27	A+	650,000	702,312

			10,268,122
New Mexico (0.3%)

Sante Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Res.), 5.00%, 5/15/42	BBB-	980,000	998,297

			998,297
New York (10.4%)

Erie Cnty., Indl. Dev. Agcy. School Fac. Rev. Bonds (City School Dist. Buffalo), Ser. A, AGM, 5.75%, 5/1/27 (Prerefunded 5/1/18)	Aa2	4,000,000	4,191,640

Hudson Yards, Infrastructure Corp. Rev. Bonds, Ser. A, 5.75%, 2/15/47	A2	1,000,000	1,135,170

Liberty, Dev. Corp. Rev. Bonds (Goldman Sachs Headquarters), 5.25%, 10/1/35	A3	1,000,000	1,213,100

Metro. Trans. Auth. Mandatory Put Bonds (2/15/20), Ser. C-2B, 5.00%, 11/15/34	AA-	2,000,000	2,186,640

Metro. Trans. Auth. Rev. Bonds
Ser. B, 5.00%, 11/15/37	AA-	2,000,000	2,274,380
Ser. D, 5.00%, 11/15/36	AA-	3,000,000	3,389,580

MTA Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/46	A2	2,000,000	2,121,480

NY City, G.O. Bonds
Ser. D-1, 5.00%, 10/1/36	Aa2	1,400,000	1,571,430
Ser. A-1, 5.00%, 8/1/30	Aa2	2,000,000	2,368,640

NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds
(2nd Gen. Resolution), Ser. CC-1, 5.00%, 6/15/46	Aa1	2,000,000	2,277,560
Ser. AA, 5.00%, 6/15/34	Aa1	1,000,000	1,113,770

NY City, Transitional Fin. Auth. Rev. Bonds
Ser. E-1, 5.00%, 2/1/39	AAA	2,000,000	2,275,880
(Future Tax), Ser. E-1, 5.00%, 2/1/38	AAA	2,000,000	2,280,800
(Future Tax), Ser. E-1, 5.00%, 2/1/35	AAA	1,500,000	1,722,960

NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds, Ser. S-1, 5.00%, 7/15/40	Aa2	910,000	1,020,965

NY State Dorm. Auth. Rev. Bonds, Ser. A, 5.00%, 3/15/38	AAA	1,000,000	1,129,200

NY State Dorm. Auth. Personal Income Tax Rev. Bonds (Ed.), Ser. B, 5.75%, 3/15/36	AAA	2,000,000	2,167,440

NY State Urban Dev. Corp. Rev. Bonds
(Personal Income Tax (Group C)), Ser. A, 5.00%, 3/15/37	AAA	2,000,000	2,287,600
(Personal Income Tax), Ser. A, 5.00%, 3/15/35	AAA	1,000,000	1,147,950

Port Auth. of NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6.00%, 12/1/42	Baa1	900,000	1,009,602

Syracuse, Indl. Dev. Agcy. School Fac. Rev. Bonds (Syracuse City School Dist.), Ser. A, AGM, 5.00%, 5/1/25 (Prerefunded 5/1/18)	Aa2	1,000,000	1,040,500

Triborough, Bridge & Tunnel Auth. Rev. Bonds, Ser. A, 5.00%, 11/15/41	Aa3	1,250,000	1,425,288

			41,351,575
North Carolina (0.5%)

NC Cap. Fin. Agcy. Edl. Fac. Rev. Bonds
(Meredith College), Ser. A, 6.00%, 6/1/31	BBB	485,000	502,295
(Meredith College ), Ser. A, 6.00%, 6/1/31 (Prerefunded 6/1/18)	AAA/P	15,000	15,804

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. A, 5.50%, 1/1/26 (Prerefunded 1/1/19)	AAA/F	1,500,000	1,611,930

			2,130,029
Ohio (3.7%)

American Muni. Pwr., Inc. Rev. Bonds (Meldahl Hydroelectric (Green Bond) ), Ser. A, 5.00%, 2/15/26	A	500,000	598,445

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2
5.75%, 6/1/34	B-	500,000	479,010
5.375%, 6/1/24	B-	1,000,000	966,570

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (Friendship Village of Dublin Oblig. Group), 5.00%, 11/15/34	BBB+/F	700,000	735,371

Hamilton Cnty., Sales Tax Rev. Bonds, Ser. A, 5.00%, 12/1/32	A1	2,000,000	2,257,460

Lorain Cnty., Hosp. Rev. Bonds (Catholic Hlth. Partners), Ser. C-2, AGM, 5.00%, 4/1/24	AA	2,000,000	2,077,400

Lucas Cnty., Hlth. Care Fac. Rev. Bonds (Sunset Retirement Cmntys.), 5.50%, 8/15/30	A-/F	650,000	716,482

OH Hsg. Fin. Agcy. Rev. Bonds (Single Fam. Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHMLC Coll., 5.00%, 11/1/28	Aaa	190,000	196,688

OH State Rev. Bonds (Northeast OH Regl. Swr. Dist.), 5.00%, 11/15/44	Aa1	1,015,000	1,147,305

OH State Higher Edl. Fac. Rev. Bonds (U. of Dayton), Ser. A, 5.625%, 12/1/41	A+	1,000,000	1,130,460

OH State Major New Infrastructure Rev. Bonds, Ser. 16-1, 5.00%, 12/15/28	Aa2	850,000	1,017,663

OH State Tpk. Comm. Rev. Bonds
(Infrastructure), Ser. A-1, 5.25%, 2/15/32	A1	700,000	807,100
5.00%, 2/15/48	A1	1,250,000	1,374,800

Scioto Cnty., Hosp. Rev. Bonds (Southern OH Med. Ctr.), 5.00%, 2/15/33	A2	500,000	556,265

Warren Cnty., Hlth. Care Fac. Rev. Bonds (Otterbein Homes Oblig. Group), Ser. A, 5.75%, 7/1/33	A	500,000	575,890

			14,636,909
Oklahoma (0.8%)

OK State Tpk. Auth. VRDN, Ser. F, 0.85%, 1/1/28	VMIG1	3,300,000	3,300,000

			3,300,000
Oregon (0.3%)

Keizer, Special Assmt. Bonds (Keizer Station), Ser. A, 5.20%, 6/1/31	Aa3	335,000	348,641

OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5.75%, 7/1/39 (Prerefunded 7/1/19)	Aa3	750,000	824,775

			1,173,416
Pennsylvania (6.5%)

Allegheny Cnty., G.O. Bonds, Ser. C-72, 5.25%, 12/1/32	AA-	670,000	787,317

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (U. of Pittsburgh Med.), 5.625%, 8/15/39	Aa3	500,000	545,405

Berks Cnty., Muni. Auth. Rev. Bonds (Reading Hosp. & Med. Ctr.), Ser. A-3, 5.50%, 11/1/31	A+	3,000,000	3,259,590

Dallas, Area Muni. Auth. U. Rev. Bonds (Misericordia U.), 5.00%, 5/1/29	Baa3	300,000	318,333

Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds (Pinnacle Hlth. Syst.), Ser. A
6.00%, 6/1/29	A+	1,305,000	1,418,783
6.00%, 6/1/29 (Prerefunded 6/1/19)	AAA/P	1,195,000	1,314,691

Delaware River Port Auth. PA & NJ Rev. Bonds, 5.00%, 1/1/30	A	3,000,000	3,414,060

Geisinger, Auth. Rev. Bonds (Geisinger Hlth. Syst.), Ser. A-2, 5.00%, 2/15/39(FWC)	Aa2	500,000	564,655

PA Econ. Dev. Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Co.), 6.20%, 4/1/39	A1	1,900,000	2,066,839

PA State Higher Edl. Fac. Auth. Rev. Bonds (East Stroudsburg U.), 5.00%, 7/1/31	Baa3	760,000	806,626

PA State Pub. School Bldg. Auth. Rev. Bonds (Northampton Cnty. Area Cmnty. College Foundation), BAM, 5.00%, 6/15/33	AA	1,885,000	2,128,335

PA State Tpk. Comm. Rev. Bonds, Ser. A, 5.00%, 12/1/38	A1	650,000	717,574

PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds, Ser. B, 5.00%, 12/1/26	A2	500,000	594,615

PA State U. Rev. Bonds, Ser. B, 5.00%, 9/1/34	Aa1	1,830,000	2,110,978

Philadelphia, Gas Wks. Rev. Bonds
Ser. 9th, 5.25%, 8/1/40	A	855,000	922,810
(1998 Gen. Ordinance), Ser. 14, 5.00%, 10/1/34	A	1,000,000	1,119,360

Pittsburgh & Allegheny Cnty., Sports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5.00%, 2/1/35	AA	1,225,000	1,339,452

Pittsburgh, G.O. Bonds, Ser. B, 5.00%, 9/1/25	A1	1,250,000	1,437,225

Westmoreland Ctny., Muni. Auth. Rev. Bonds, BAM, 5.00%, 8/15/27	AA	250,000	295,058

Wilkes-Barre, Fin. Auth. Rev. Bonds (U. of Scranton), 5.00%, 11/1/40	A-	500,000	547,725

			25,709,431
Rhode Island (0.5%)

RI Hlth. & Edl. Bldg. Corp. Rev. Bonds (Lifespan Oblig. Group-Hosp. Fin.)
5.00%, 5/15/33	BBB+	365,000	393,875
5.00%, 5/15/26	BBB+	580,000	664,761

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	1,000,000	1,021,960

			2,080,596
South Carolina (1.3%)

Myrtle Beach, Tax Allocation Bonds (Myrtle Beach Air Force Base Redev.), 5.00%, 10/1/28	A2	575,000	670,209

SC State Pub. Svc. Auth. Rev. Bonds
(Santee Cooper), Ser. A, 5.75%, 12/1/43	AA-	3,000,000	3,359,790
Ser. A, 5.50%, 12/1/54	AA-	1,000,000	1,087,780

			5,117,779
Tennessee (0.5%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth. Alliance), 6.00%, 7/1/38	Baa1	1,850,000	2,002,144

			2,002,144
Texas (8.2%)

Central TX Regl. Mobility Auth. Rev. Bonds (Sr. Lien), Ser. A, 5.00%, 1/1/33	BBB+	300,000	329,538

Clifton, Higher Ed. Fin. Corp. Rev. Bonds (IDEA Pub. Schools), Ser. B, 5.00%, 8/15/27	BBB	350,000	391,143

Dallas, Area Rapid Transit Rev. Bonds, Ser. A, 5.00%, 12/1/46	AA+	2,500,000	2,817,175

Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/38	Baa3	500,000	530,880

Houston, Util. Syst. Rev. Bonds
Ser. D, 5.00%, 11/15/39	Aa2	1,000,000	1,128,200
Ser. B, 5.00%, 11/15/36	Aa2	3,000,000	3,456,630

Leander, Indpt. School Dist. G.O. Bonds, Ser. A, PSFG, 5.00%, 8/15/40	AAA	2,000,000	2,278,780

Lower CO River Auth. Transmission Svcs. Contract Corp. Rev. Bonds, 5.00%, 5/15/32	A	475,000	539,614

Matagorda Cnty., Poll. Control Rev. Bonds (Central Pwr. & Light Co.), Ser. A, 6.30%, 11/1/29	A-	600,000	648,396

New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Tarleton State U. Collegiate Student Hsg.), Ser. A, 5.00%, 4/1/35	Baa3	800,000	850,424
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/29	Baa3	500,000	549,645
(TX A&M U. Collegiate & Student Hsg. College Station I, LLC), Ser. A, 5.00%, 4/1/29	Baa3	530,000	584,786

North TX, Tollway Auth. Rev. Bonds
(1st Tier), Ser. A, 6.25%, 1/1/24	A	655,000	710,819
(1st Tier), Ser. A, FCS, U.S. Govt. Coll., 6.25%, 1/1/24 (Prerefunded 1/1/19)	AA/P	2,845,000	3,082,501
(1st Tier), Ser. A, FCS, NATL, U.S. Govt. Coll., 5.125%, 1/1/28 (Prerefunded 1/1/18)	AA-	1,315,000	1,351,255
(1st Tier), Ser. A, NATL, 5.125%, 1/1/28	AA-	185,000	189,453
Ser. A, 5.00%, 1/1/39	A1	1,200,000	1,350,612

SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds (Gas Supply), 5.50%, 8/1/25	A3	1,000,000	1,182,150

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.)
5.25%, 11/15/37	A/F	560,000	564,295
5.25%, 11/15/37 (Prerefunded 11/15/17)	AAA/P	440,000	449,966

TX Private Activity Surface Trans. Corp. Rev. Bonds (LBJ Infrastructure), 7.00%, 6/30/40	Baa3	500,000	567,410

TX State G.O. Bonds
(Trans. Auth.), Ser. A, 5.00%, 10/1/44	Aaa	4,750,000	5,387,070
(Trans. Comm.-Mobility Fund), 4.00%, 10/1/32	Aaa	200,000	213,554

TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5.00%, 12/15/28	A3	1,000,000	1,092,910

TX State Trans. Comm. Tpk. Syst. Rev. Bonds (1st Tier), Ser. A, 5.00%, 8/15/41	A3	2,150,000	2,343,199

			32,590,405
Vermont (0.2%)

VT State Edl. & Hlth. Bldg. Fin. Agcy. Rev. Bonds (U. of VT Med. Ctr.), Ser. A, 5.00%, 12/1/36	A3	750,000	825,180

			825,180
Virginia (0.2%)

Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds (Goodwin House, Inc. ), Ser. A, 5.00%, 10/1/36	BBB/F	350,000	382,907

VA Cmnwlth. Trans. Board Rev. Bonds (Cap. Projects), 4.00%, 5/15/34	Aa1	325,000	343,658

			726,565
Washington (1.9%)

WA State G.O. Bonds, Ser. A-1, 5.00%, 8/1/37	Aa1	750,000	855,863

WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth U.), 5.125%, 10/1/24 (Prerefunded 10/1/19)	Baa1	2,500,000	2,735,000

WA State Hlth. Care Fac. Auth. FRN Mandatory Put Bonds (7/1/22) (Fred Hutchinson Cancer Research Ctr.), Ser. B, 1.765%, 1/1/42	A	1,100,000	1,105,962

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7.00%, 7/1/39 (Prerefunded 7/1/19)	Baa1	1,000,000	1,122,890
Ser. B, NATL, 5.00%, 2/15/27	AA-	900,000	907,425
(Central WA Hlth. Svcs. Assn.), 4.00%, 7/1/36	Baa1	810,000	798,231

			7,525,371
West Virginia (0.1%)

WV State Econ. Dev. Auth. Solid Waste Disp. Fac. FRB (Appalachian Pwr. Co.), Ser. A, 5.375%, 12/1/38	A-	500,000	550,515

			550,515
Wisconsin (0.7%)

WI State Rev. Bonds, Ser. A, U.S. Govt. Coll., 6.00%, 5/1/27 (Prerefunded 5/1/19)	AAA/P	190,000	208,316

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Prohealth Care, Inc.), 6.625%, 2/15/39 (Prerefunded 2/15/19)	AAA/P	1,250,000	1,372,300
(Three Pillars Sr. Living), 5.00%, 8/15/33	A/F	1,000,000	1,086,840

			2,667,456
Wyoming (0.5%)

Sweetwater Cnty., Poll. Control Rev. Bonds (Idaho Power Co.), 5.25%, 7/15/26	A1	1,800,000	1,950,300

			1,950,300
TOTAL INVESTMENTS

Total investments (cost $377,463,238)(b)			$394,766,053

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2016 through April 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $397,830,966.
(b)	The aggregate identified cost on a tax basis is $377,390,978, resulting in gross unrealized appreciation and depreciation of $20,634,520 and $3,259,445, respectively, or net unrealized appreciation of $17,375,075.
(FWC)	Forward commitment, in part or in entirety.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Prerefunded	15.6%
	Health care	14.9
	Utilities	13.3
	Transportation	13.1
	State debt	10.6

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$394,766,053	$—

Totals by level	$—	$394,766,053	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 27, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: June 27, 2017